SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

The following tables present assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheet as of December 31, 2023 and 2022.

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Liability classified warrants	$26,388	$-	$-	$26,388
Total	$26,388	$-	$-	$26,388

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$4,203,579	$-	$-	$4,203,579
Liability classified warrants	310,346	-	-	310,346
Total	$4,513,925	$-	$-	$4,513,925

SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2023:

	For the year ended December 31, 2023
	Total	Convertible note	Liability classified warrants
Fair value, December 31, 2022	$4,513,925	$4,203,579	$310,346
Conversions	(3,056,892)	(3,056,892)	-
Cash payments	(415,351)	(415,351)	-
Cash true up liability	(584,857)	(584,857)	-
Change in fair value	(430,437)	(146,479)	(283,958)
Fair value, December 31, 2023	$26,388	$-	$26,388

SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS	The revenue recognized under the MPAR Grant and OUD Grant was as follows:
	Year Ended December 31,
	2023	2022
MPAR	$1,293,238	$2,006,885
TAAP/OUD	937,282	516,498
Total	$2,230,520	$2,523,383

SCHEDULE OF WEIGHTED AVERAGE SHARES OF ANTI-DILUTIVE SECURITIES

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive (the Company has utilized the principal balance outstanding and the end of period conversion price for the Convertible Notes for the purposes of the weighted average share calculation below):

	Year Ended December 31,
	2023	2022
Stock options	131,767	26,302
RSUs	-	3,772
Warrants	3,798,114	138,485
Convertible Notes	1,171,292	73,326
Total	5,101,173	241,885